MORGAN STANLEY DEAN WITTER DEVELOPING                   Two World Trade Center,
GROWTH SECURITIES TRUST                                New York, New York 10048
LETTER TO THE SHAREHOLDERS March 31, 1999



DEAR SHAREHOLDER:

The six-month period ended March 31, 1999, saw the U.S. equity markets soar to record highs. The market's stunning rise began in the fourth quarter of 1998 as broad-based equities regained losses and built momentum after the large third-quarter sell-off brought on by concerns of an impending credit crunch. The second week of October saw large- and small-cap stocks begin to lift when the Federal Reserve Board cut the overnight lending rate by 25 basis points, to 5 percent. Momentum back into equities continued when rates were reduced another 25 basis points on November 17, 1998. From September 30, 1998 through December 31, 1998, the Dow Jones Industrial Average was up 17.58 percent, the S&P 500 Index 21.28 percent, the NASDAQ Index 29.45 percent and the Russell 2000 Index 16.31 percent.

While the large caps continued to perform well during the first calendar quarter of 1999, small-cap stocks were once again being pressured. Investors once more poured money into larger issues, at the expense of smaller ones. The Dow was up another 7.04 percent for the three months ended March 31, 1999, compared to a 5.42 percent loss for the Russell 2000 Index.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 1999, Morgan Stanley Dean Witter Developing Growth Securities Class B shares produced a total return of 30.72 percent, compared to returns of 10.00 percent and 12.90 percent for the Russell 2000 Index and the Lipper Small Cap Funds Index, respectively. For the same period, the Fund's Class A, C and D shares returned 31.22 percent, 30.92 percent and 31.38 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses.

The Fund's outperformance of its benchmarks can be attributed to its overweighting in the technology and consumer sectors. On March 31, 1999, the Fund had 35 percent of assets in technology and 28 percent in

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

consumer issues, compared to 15 percent and 22 percent for the Russell 2000 Index. According to Lipper Analytical Services, Inc., Morgan Stanley Dean Witter Developing Growth Securities Class B was ranked 84 of 664 small-cap funds (top 13 percent) for the 12-month period ended March 31, 1999, 32 of 230 funds (top 14 percent) for the trailing five years and 21 of 72 funds (top 29 percent) for the trailing 10 years. Lipper rankings are based on total returns exclusive of sales charges.

Both the technology and consumer sectors, which have been overall market leaders, continue to be the leaders for the small-cap growth market. However, because of the narrowness of small caps, the importance of quality and leadership has become an underlying theme in the current market environment. The largest growth sector in the near term has been technology, as investors continued to favor nearly any company with a ".com" in its name or those with revenue potential pegged to the growth of the Internet. In this arena, the Fund has benefited by owning positions in such high-technology companies as InterVU, PSINet, Excite and Verisign.

Consumer companies continued to benefit from low interest rates, low unemployment and low inflation. These factors have kept most consumer companies on an upward trend of record sales and earnings. In this sector, the Fund's overall performance benefited from its position in Pacific Sunwear, which was initiated in early January. The company's stock was oversold in the fourth quarter of 1998, when the company experienced a downturn in November sales due to a poorly timed fashion transition. However, since the beginning of January the stock has nearly doubled.

Given the current strength of the U.S. economy, we anticipate continuing our current strategy of overweighting the technology sector and focusing on companies with good visibility and higher earnings growth. We caution, however, that we will be keeping a watchful eye out for indicators that might suggest that the economy is turning. The Fund's portfolio would be adjusted accordingly.


LOOKING AHEAD

At the close of the period under review, small-cap stocks continued to be out of favor, while investors continued to push large caps to record highs. We believe that this large disparity in valuations cannot continue unabated and that small-cap growth stocks should ultimately reflect their premium growth potential. In addition, three years of underperformance has created valuation levels for many small caps that are very compelling. Although we do not know when the small caps may begin to outperform the large caps, we will continue to favor companies that have excellent visibility and unique products and services.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)




    NUMBER OF
      SHARES                                                          VALUE
-----------------                                                  ------------
                    COMMON STOCKS (93.0%)
                    Advertising (2.7%)
 46,000             DoubleClick Inc.* ..........................   $  8,374,875
104,000             Lamar Advertising Co. (Class A)* ...........      3,529,500
 92,400             Netgravity, Inc.* ..........................      3,805,725
105,000             Outdoor Systems, Inc.* .....................      3,150,000
                                                                   ------------
                                                                     18,860,100
                                                                   ------------
                    Air Freight/Delivery Services (1.3%)
200,000             C.H. Robinson Worldwide, Inc. ..............      5,062,500
 65,000             Expeditors International of
                    Washington, Inc. ...........................      3,510,000
                                                                   ------------
                                                                      8,572,500
                                                                   ------------
                    Airlines (1.3%)
100,000             Alaska Air Group, Inc.* ....................      4,750,000
120,000             Midwest Express Holdings, Inc.* ............      3,525,000
                                                                   ------------
                                                                      8,275,000
                                                                   ------------
                    Apparel (0.7%)
100,000             Quiksilver, Inc.* ..........................      4,225,000
                                                                   ------------
                    Auto Parts: O.E.M. (0.5%)
170,000             Gentex Corp.* ..............................      3,655,000
                                                                   ------------
                    Biotechnology (2.3%)
 87,100             Abgenix, Inc.* .............................      1,317,387
150,000             Alkermes, Inc.* ............................      4,031,250
 70,000             Incyte Pharmaceuticals, Inc.* ..............      1,400,000
250,000             Medco Research, Inc.* ......................      6,500,000
 70,000             Millennium Pharmaceuticals, Inc.* ..........      2,165,625
 80,000             SangStat Medical Corp.* ....................        985,000
                                                                   ------------
                                                                     16,399,262
                                                                   ------------
                    Books/Magazines (1.1%)
143,000             CMP Media Inc. (Class A)* ..................      4,397,250
120,000             Ziff-Davis Inc. (ZD)* ......................      2,580,000
 12,600             Ziff-Davis Inc. (ZDNet)* ...................        453,600
                                                                   ------------
                                                                      7,430,850
                                                                   ------------
                    Broadcasting (1.6%)
 37,000             Entercom Communications Corp.* .............      1,308,875
130,000             Jacor Communications, Inc.* ................      9,871,875
                                                                   ------------
                                                                     11,180,750
                                                                   ------------
                    Building Materials (0.6%)
105,000             Eagle Hardware & Garden, Inc.* .............      4,009,687
                                                                   ------------
                    Cable Television (0.2%)
 62,600             Pegasus Communications Corp.* ..............      1,744,975
                                                                   ------------
                    Cellular Telephone (0.4%)
110,000             Vanguard Cellular Systems, Inc.
                    (Class A) ..................................      2,990,625
                                                                   ------------


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                                  ------------
                    Computer Communications (0.5%)
125,000             Proxim, Inc.* ..............................   $  3,578,125
                                                                   ------------
                    Computer Hardware (0.5%)
200,000             Silicon Graphics, Inc.* ....................      3,337,500
                                                                   ------------
                    Computer Software & Services (1.9%)
100,000             Avant! Corp.* ..............................      1,768,750
163,000             Check Point Software Technologies
                    Ltd. (Israel)* .............................      6,998,812
358,000             Vantive Corp. (The)* .......................      4,340,750
                                                                   ------------
                                                                     13,108,312
                                                                   ------------
                    Computers Software (10.2%)
170,000             AXENT Technologies, Inc.* ..................      4,101,250
335,000             CBT Group PLC (ADR) (Ireland)* .............      3,831,562
180,000             Citrix Systems, Inc.* ......................      6,840,000
310,000             Comdisco, Inc. .............................      5,541,250
 90,000             Entrust Technologies Inc.* .................      3,031,875
115,000             GeoTel Communications Corp.* ...............      5,203,750
 90,000             Intuit Inc.* ...............................      9,151,875
 89,200             IONA Technologies PLC (ADR)
                    (Ireland)* .................................      2,687,150
182,000             Mercury Interactive Corp.* .................      6,483,750
205,000             Micromuse Inc.* ............................      9,430,000
 80,000             New Era of Networks, Inc.* .................      5,420,000
300,000             Rogue Wave Software, Inc.* .................      2,306,250
120,000             Siebel Systems, Inc.* ......................      5,670,000
 30,500             Veritas Software Corp.* ....................      2,451,437
                                                                   ------------
                                                                     72,150,149
                                                                   ------------
                    Consumer Sundries (0.3%)
400,000             Packaged Ice, Inc.* ........................      2,475,000
                                                                   ------------
                    Consumer/Business Services (0.2%)
 67,100             Corporate Executive Board Co.
                    (The)* .....................................      1,752,987
                                                                   ------------
                    Contract Drilling (0.5%)
200,000             Santa Fe International Corp. ...............      3,737,500
                                                                   ------------
                    Discount Chains (0.9%)
240,000             BJ's Wholesale Club, Inc.* .................      6,345,000
                                                                   ------------
                    Diversified Commercial Services (5.3%)
 90,000             Abacus Direct Corp.* .......................      7,380,000
 70,000             CheckFree Holdings Corp.* ..................      2,979,375
 33,000             Concord EFS, Inc.* .........................        905,437
150,000             Dendrite International, Inc.* ..............      3,346,875
239,000             Hagler Bailly, Inc.* .......................      1,912,000
260,000             Iron Mountain, Inc.* .......................      8,108,750
140,000             Lason, Inc.* ...............................      7,866,250
200,000             Nielsen Media Research, Inc. ...............      4,937,500
                                                                   ------------
                                                                     37,436,187
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued




 NUMBER OF
  SHARES                                                      VALUE
----------                                                ------------
             E.D.P. Peripherals (1.7%)
 300,000     Mylex Corp.* .............................   $  1,931,250
 185,000     National Computer Systems, Inc. ..........      4,520,937
 120,500     Pinnacle Systems, Inc.* ..................      5,482,750
                                                          ------------
                                                            11,934,937
                                                          ------------
             E.D.P. Services (4.4%)
 350,000     4Front Technologies, Inc.* ...............      3,696,875
 292,500     Alternative Resources Corp.* .............      1,864,688
 140,000     American Management Systems,
             Inc.* ....................................      4,777,500
 100,000     Bisys Group, Inc. (The)* .................      5,625,000
 200,000     Gartner Group, Inc. (Class A)* ...........      4,512,500
  60,000     National Data Corp. ......................      2,520,000
 210,000     Pegasus Systems, Inc.* ...................      8,373,750
                                                          ------------
                                                            31,370,313
                                                          ------------
             Education (2.2%)
 212,400     Apollo Group, Inc. (Class A)* ............      6,345,450
 300,000     Education Management Corp.* ..............      9,187,500
                                                          ------------
                                                            15,532,950
                                                          ------------
             Electrical Products (0.2%)
  50,500     AFC Cable Systems, Inc.* .................      1,502,375
                                                          ------------
             Electronic Components (1.9%)
  80,000     Hutchinson Technology Inc.* ..............      1,980,000
 150,000     Power Integrations, Inc* .................      4,743,750
 200,000     Sawtek Inc.* .............................      6,675,000
                                                          ------------
                                                            13,398,750
                                                          ------------
             Electronic Distributors (0.8%)
  79,000     Safeguard Scientifics, Inc.* .............      5,357,188
                                                          ------------
             Electronic Production Equipment (1.4%)
 190,000     ATMI, Inc.* ..............................      3,788,125
 165,000     Lam Research Corp.* ......................      4,785,000
  89,400     MKS Instruments, Inc.* ...................      1,195,725
                                                          ------------
                                                             9,768,850
                                                          ------------
             Engineering & Construction (1.9%)
 102,500     Dycom Industries, Inc.* ..................      4,458,750
 180,000     Metromedia Fiber Network, Inc.
             (Class A)* ...............................      9,326,250
                                                          ------------
                                                            13,785,000
                                                          ------------
             Finance Companies (0.4%)
  60,000     FINOVA Group, Inc. .......................      3,112,500
                                                          ------------
             Financial Publishing/Services (0.1%)
  16,500     Multex.com Inc.* .........................      1,029,188
                                                          ------------
             Generic Drugs (0.2%)
  50,000     Barr Laboratories, Inc.* .................      1,525,000
                                                          ------------


 NUMBER OF
  SHARES                                                     VALUE
----------                                                ------------
             Home Building (0.5%)
 200,000     D.R. Horton, Inc. ........................   $  3,350,000
                                                          ------------
             Hospital/Nursing Management (0.6%)
 200,000     Res-Care, Inc.* ..........................      4,500,000
                                                          ------------
             Industrial Specialties (0.5%)
 130,000     Pittway Corp. (Class A) ..................      3,445,000
                                                          ------------
             Internet Services (7.5%)
  60,000     BroadVision, Inc.* .......................      3,592,500
 120,000     Concentric Network Corp.* ................      8,985,000
  40,000     Excite, Inc.* ............................      5,595,000
 202,000     InterVu Inc.* ............................      8,951,125
   9,200     OneMain.com, Inc.* .......................        333,500
 220,000     PSINet, Inc.* ............................      9,350,000
 100,000     SoftNet Systems, Inc.* ...................      3,662,500
 100,000     THINK New Ideas, Inc.* ...................      1,537,500
 170,000     USWeb Corp.* .............................      6,991,250
  27,000     VeriSign, Inc.* ..........................      4,158,000
                                                          ------------
                                                            53,156,375
                                                          ------------
             Investment Bankers/Brokers/Services (1.7%)
 234,000     Hambrecht & Quist Group* .................      8,116,875
  85,000     Jefferies Group, Inc. ....................      4,032,188
                                                          ------------
                                                            12,149,063
                                                          ------------
             Managed Health Care (1.5%)
 515,000     MedPartners, Inc.* .......................      2,446,250
 690,100     Mid Atlantic Medical Services,
             Inc.* ....................................      6,901,000
 100,000     Oxford Health Plans, Inc.* ...............      1,556,250
                                                          ------------
                                                            10,903,500
                                                          ------------
             Medical Specialties (4.7%)
 320,000     Aurora Biosciences Corp.* ................      2,000,000
  80,000     Bard (C.R.), Inc. ........................      4,035,000
 375,300     Orthofix International N.V.* .............      5,535,675
 116,000     ResMed Inc.* .............................      3,262,500
  70,000     Safeskin Corp.* ..........................        516,250
 215,000     STERIS Corp.* ............................      5,724,375
 254,250     Xomed Surgical Products, Inc.* ...........      9,947,531
  91,300     Zonagen, Inc.* ...........................      1,917,300
                                                          ------------
                                                            32,938,631
                                                          ------------
             Medical/Dental Distributors (0.3%)
  50,000     Priority Healthcare Corp. (Class B)*......      2,250,000
                                                          ------------
             Medical/Nursing Services (0.7%)
 425,000     Apria Healthcare Group, Inc.* ............      5,046,875
                                                          ------------
             Metals Fabrications (0.7%)
 250,000     CommScope, Inc.* .........................      5,234,375
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued




 NUMBER OF
  SHARES                                                      VALUE
----------                                                ------------
             Military/Gov't/Technical (1.1%)
 193,500     Aeroflex Inc.* ...........................   $  2,757,375
 250,000     Nichols Research Corp.* ..................      4,718,750
                                                          ------------
                                                             7,476,125
                                                          ------------
             Motor Vehicles (0.1%)
  34,000     Ducati Motor Holding SpA (ADR)
             (Italy)* .................................        969,000
                                                          ------------
             Movies/Entertainment (2.0%)
 183,500     CINAR Films Inc. (Class B)
             (Canada)* ................................      4,128,750
 490,000     Metromedia International Group,
             Inc.* ....................................      2,388,750
 260,000     Westwood One, Inc.* ......................      7,410,000
                                                          ------------
                                                            13,927,500
                                                          ------------
             Multi-Line Insurance (0.6%)
  87,500     American Bankers Insurance
             Group, Inc. ..............................      4,550,000
                                                          ------------
             Oilfield Services/Equipment (0.8%)
 250,000     BJ Services Co.* .........................      5,859,375
                                                          ------------
             Other Consumer Services (0.9%)
   8,900     Autobytel.com Inc.* ......................        371,575
 189,300     Steiner Leisure Ltd.* ....................      5,785,481
                                                          ------------
                                                             6,157,056
                                                          ------------
             Other Pharmaceuticals (1.1%)
  25,000     Sepracor, Inc.* ..........................      2,803,125
 230,000     Shire Pharmaceuticals Group PLC
             (ADR) (United Kingdom)* ..................      5,232,500
                                                          ------------
                                                             8,035,625
                                                          ------------
             Other Telecommunications (3.7%)
 150,000     Intermedia Communications Inc.* ..........      3,993,750
 250,000     ITC DeltaCom, Inc.* ......................      5,437,500
 100,000     MetroNet Communications Corp.
             (Class B) (Canada)* ......................      5,475,000
 141,000     NEXTLINK Communications, Inc.
             (Class A)* ...............................      7,896,000
  67,100     Pinnacle Holdings Inc.* ..................      1,006,500
  38,500     United Pan-Europe Communications
             NV (ADR) (Netherlands)* ..................      1,472,625
  46,000     US LEC Corp. (Class A)* ..................        787,750
                                                          ------------
                                                            26,069,125
                                                          ------------
             Precious Metals (0.2%)
 200,000     Ashanti Goldfield Co., Ltd. (GDR)
             (Ghana) ..................................      1,750,000
                                                          ------------


 NUMBER OF
  SHARES                                                      VALUE
----------                                                ------------
             Precision Instruments (0.7%)
 200,000     Mettler-Toledo International Inc.* .......   $  4,950,000
                                                          ------------
             Printing/Forms (1.1%)
  90,000     Consolidated Graphics, Inc.* .............      5,197,500
 120,000     Getty Images, Inc.* ......................      2,512,500
                                                          ------------
                                                             7,710,000
                                                          ------------
             Real Estate Investment Trusts (0.7%)
  69,600     Golf Trust of America, Inc. ..............      1,557,300
 130,000     Public Storage, Inc. .....................      3,250,000
                                                          ------------
                                                             4,807,300
                                                          ------------
             Recreational Products/Toys (1.3%)
 373,000     Callaway Golf Co. ........................      3,799,938
 270,000     THQ, Inc.* ...............................      5,501,250
                                                          ------------
                                                             9,301,188
                                                          ------------
             Retail -- Specialty (3.8%)
 225,000     Cost Plus, Inc.* .........................      6,609,375
 123,000     CSK Auto Corp.* ..........................      3,682,313
 200,000     Guitar Center, Inc.* .....................      4,050,000
 200,000     Gymboree Corp. (The)* ....................      1,787,500
  90,000     Linens 'N Things, Inc.* ..................      4,083,750
 200,000     Pacific Sunwear of California, Inc.*......      6,925,000
                                                          ------------
                                                            27,137,938
                                                          ------------
             Semiconductors (3.6%)
 255,000     ANADIGICS, Inc.* .........................      4,478,438
  70,000     Analog Devices, Inc.* ....................      2,082,500
  35,800     Hi/Fn, Inc.* .............................      1,324,600
 150,000     MIPS Technologies, Inc.* .................      9,131,250
 165,000     Vitesse Semiconductor Corp.* .............      8,342,813
                                                          ------------
                                                            25,359,601
                                                          ------------
             Services to the Health Industry (0.6%)
 135,000     Pharmaceutical Product
             Development, Inc.* .......................      4,522,500
                                                          ------------
             Shoe Manufacturing (0.4%)
 340,000     Madden (Steven) Ltd.* ....................      2,805,000
                                                          ------------
             Smaller Banks (0.3%)
 139,900     Imperial Bancorp* ........................      2,395,788
                                                          ------------
             Telecommunications Equipment (1.7%)
 148,000     Advanced Fibre Communications,
             Inc.* ....................................      1,415,250
 300,000     ANTEC Corp.* .............................      6,487,500
 100,000     California Microwave, Inc.* ..............      1,056,250
 190,500     Inter-Tel, Inc.* .........................      2,952,750
                                                          ------------
                                                            11,911,750
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued

 NUMBER OF
  SHARES                                                   VALUE
----------                                              ------------
             Wholesale Distributors (0.5%)
 165,000     School Speciality, Inc.* ...............   $  3,217,500
   5,000     Valley Media, Inc.* ....................        113,124
                                                        ------------
                                                           3,330,624
                                                        ------------
             Wireless Communications (0.9%)
 100,000     SkyTel Communications, Inc.* ...........      1,662,500
 125,000     WinStar Communications, Inc.* ..........      4,539,063
                                                        ------------
                                                           6,201,563
                                                        ------------
             TOTAL COMMON STOCKS
             (Identified Cost $480,131,175)..........    657,782,437
                                                        ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              U.S. GOVERNMENT OBLIGATIONS (4.3%)
$ 5,000       U.S. Treasury Note
              5.25% due 08/15/03 ....................      5,006,100
 24,400       U.S. Treasury Note
              5.625% due 5/15/08 ....................     24,831,148
                                                        ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Identified Cost $31,421,046)..........     29,837,248
                                                        ------------
              SHORT-TERM INVESTMENTS (4.0%)
              U.S. GOVERNMENT AGENCY (a) (3.8%)
 27,000       Federal Home Loan Mortgage Corp.
              4.82% due 04/01/99
              (Amortized Cost $27,000,000)...........     27,000,000
                                                        ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                  VALUE
-----------                                             ------------
              REPURCHASE AGREEMENT (0.2%)
$  1,566      The Bank of New York 4.875%
              due 04/01/99 (dated 03/31/99;
              proceeds $1,566,119) (b)
              (Identified Cost $1,565,907)...........   $  1,565,907
                                                        ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $28,565,907)..........     28,565,907
                                                        ------------

TOTAL INVESTMENTS
(Identified Cost $540,118,128) (c).........   101.3 %       716,185,592
LIABILITIES IN EXCESS OF OTHER
ASSETS ....................................    (1.3)         (8,906,523)
                                              -------      ------------
NET ASSETS ................................   100.0 %      $707,279,069
                                              =======      ============

--------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $662,000 U.S. Treasury Note 6.375% due 04/30/99 valued at $680,431; $493,353 U.S. Treasury Note 6.50% due 05/31/02 valued at $522,976 and $380,836 U.S. Treasury Note 6.00% due 10/15/99 valued at $393,818.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $206,644,094 and the aggregate gross unrealized depreciation is $30,576,630, resulting in net unrealized appreciation of $176,067,464.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $540,118,128).................................  $716,185,592
Receivable for:
   Investments sold ..............................................    10,436,389
   Interest ......................................................       552,270
   Shares of beneficial interest sold ............................       226,118
   Dividends .....................................................        65,129
Prepaid expenses and other assets ................................       125,109
                                                                    ------------
   TOTAL ASSETS ..................................................   727,590,607
                                                                    ------------
LIABILITIES:
Payable for:
   Investments purchased .........................................    12,240,167
   Shares of beneficial interest repurchased .....................     7,006,296
   Plan of distribution fee ......................................       619,759
   Investment management fee .....................................       311,313
Accrued expenses and other payables ..............................       134,003
                                                                    ------------
   TOTAL LIABILITIES .............................................    20,311,538
                                                                    ------------
   NET ASSETS ....................................................  $707,279,069
                                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................  $479,630,605
Net unrealized appreciation ......................................   176,067,464
Accumulated net investment loss ..................................    (3,471,187)
Accumulated undistributed net realized gain ......................    55,052,187
                                                                    ------------
   NET ASSETS ....................................................  $707,279,069
                                                                    ============
CLASS A SHARES:
Net Assets .......................................................  $ 11,037,262
Shares Outstanding (unlimited authorized, $.01 par value).........       419,493
   NET ASSET VALUE PER SHARE .....................................  $      26.31
                                                                    ============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .............  $      27.77
                                                                    ============
CLASS B SHARES:
Net Assets .......................................................  $687,866,577
Shares Outstanding (unlimited authorized, $.01 par value).........    26,494,563
   NET ASSET VALUE PER SHARE .....................................  $      25.96
                                                                    ============
CLASS C SHARES:
Net Assets .......................................................  $  3,426,735
Shares Outstanding (unlimited authorized, $.01 par value).........       131,787
   NET ASSET VALUE PER SHARE .....................................  $      26.00
                                                                    ============
CLASS D SHARES:
Net Assets .......................................................  $  4,948,495
Shares Outstanding (unlimited authorized, $.01 par value).........       187,335
   NET ASSET VALUE PER SHARE .....................................  $      26.42
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)


NET INVESTMENT LOSS:
INCOME
Interest ..........................................  $  1,771,510
Dividends .........................................       548,543
                                                     ------------
   TOTAL INCOME ...................................     2,320,053
                                                     ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         6,418
Plan of distribution fee (Class B shares) .........     3,296,704
Plan of distribution fee (Class C shares) .........        11,101
Investment management fee .........................     1,668,803
Transfer agent fees and expenses ..................       576,706
Registration fees .................................        71,508
Shareholder reports and notices ...................        43,594
Professional fees .................................        29,941
Custodian fees ....................................        29,503
Trustees' fees and expenses .......................         9,497
Other .............................................         4,109
                                                     ------------
   TOTAL EXPENSES .................................     5,747,884
                                                     ------------
   NET INVESTMENT LOSS ............................    (3,427,831)
                                                     ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................    58,817,382
Net change in unrealized appreciation .............   125,011,424
                                                     ------------
   NET GAIN .......................................   183,828,806
                                                     ------------
NET INCREASE ......................................  $180,400,975
                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                          FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED          ENDED
                                                        MARCH 31, 1999   SEPTEMBER 30, 1998
                                                       ---------------- -------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS :
Net investment loss ..................................  $  (3,427,831)    $   (7,787,563)
Net realized gain ....................................     58,817,382         47,579,070
Net change in unrealized appreciation ................    125,011,424       (189,235,137)
                                                        -------------     --------------
   NET INCREASE (DECREASE) ...........................    180,400,975       (149,443,630)
                                                        -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares .......................................       (124,327)          (101,495)
Class B shares .......................................    (10,501,815)       (73,505,455)
Class C shares .......................................        (44,486)          (175,858)
Class D shares .......................................        (62,639)           (22,340)
                                                        -------------     --------------
   TOTAL DISTRIBUTIONS ...............................    (10,733,267)       (73,805,148)
                                                        -------------     --------------
Net decrease from transactions in shares of beneficial
  interest ...........................................    (70,519,899)       (48,225,084)
                                                        -------------     --------------
   NET INCREASE (DECREASE) ...........................     99,147,809       (271,473,862)
NET ASSETS:
Beginning of period ..................................    608,131,260        879,605,122
                                                        -------------     --------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $3,471,187 and $43,356, respectively)..............  $ 707,279,069     $  608,131,260
                                                        =============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $22,868,362 at
March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.72%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $144, $548,744 and $969, respectively, and received $7,536, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 aggregated $530,403,852, and $533,416,247, respectively.

For the six months ended March 31, 1999, the Fund incurred $58,101 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.


For the six months ended March 31, 1999, the Fund incurred brokerage commissions of $19,500 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $25,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1999 included in Trustees'

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $2,992. At March 31, 1999, the Fund had an accrued pension liability of $44,772 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                      FOR THE SIX                           FOR THE YEAR
                                                     MONTHS ENDED                              ENDED
                                                    MARCH 31, 1999                       SEPTEMBER 30, 1998
                                          -----------------------------------   ------------------------------------
                                                      (unaudited)
                                               SHARES             AMOUNT             SHARES              AMOUNT
                                          ----------------   ----------------   ----------------   -----------------
CLASS A SHARES
Sold ..................................        1,009,252      $   23,620,596           491,103      $   11,960,980
Reinvestment of distributions .........            5,508             123,765             4,011              90,052
Redeemed ..............................         (880,952)        (20,796,766)         (245,004)         (6,003,020)
                                               ---------      --------------          --------      --------------
Net increase -- Class A ...............          133,808           2,947,595           250,110           6,048,012
                                               ---------      --------------          --------      --------------
CLASS B SHARES
Sold ..................................        9,242,587         211,962,562        12,935,890         316,348,092
Reinvestment of distributions .........          444,463           9,880,417         3,114,684          69,706,625
Redeemed ..............................      (12,749,715)       (296,031,056)      (18,446,882)       (445,847,648)
                                             -----------      --------------       -----------      --------------
Net decrease -- Class B ...............       (3,062,665)        (74,188,077)       (2,396,308)        (59,792,931)
                                             -----------      --------------       -----------      --------------
CLASS C SHARES
Sold ..................................          597,618          13,931,512           479,462          11,866,963
Reinvestment of distributions .........            1,953              43,445             7,586             169,775
Redeemed ..............................         (575,996)        (13,505,916)         (417,652)        (10,331,269)
                                             -----------      --------------       -----------      --------------
Net increase -- Class C ...............           23,575             469,041            69,396           1,705,469
                                             -----------      --------------       -----------      --------------
CLASS D SHARES
Sold ..................................        1,352,738          31,487,631           254,323           6,071,021
Reinvestment of distributions .........            1,882              42,446               925              20,790
Redeemed ..............................       (1,328,285)        (31,278,535)          (95,034)         (2,277,445)
                                             -----------      --------------       -----------      --------------
Net increase -- Class D ...............           26,335             251,542           160,214           3,814,366
                                             -----------      --------------       -----------      --------------
Net decrease in Fund ..................       (2,878,947)     $  (70,519,899)       (1,916,588)     $  (48,225,084)
                                             ===========      ==============       ===========      ==============

6. FEDERAL INCOME TAX STATUS

At September 30, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                FOR THE SIX                      FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED        ------------------------------------------------------------
                                             MARCH 31, 1999++        1998++         1997*++     1996        1995         1994
-------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......    $  20.19           $   27.46      $   27.71   $   25.54   $   17.55   $   20.50
                                                ---------          ---------      ---------   ---------   ---------   ---------
Income (loss) from investment operations:
 Net investment loss .......................       (0.12)              (0.20)         (0.28)      (0.23)      (0.19)         --
 Net realized and unrealized gain (loss) ...        6.26               (4.76)          3.92        4.32        8.34       (1.82)
                                                ---------          ---------      ---------   ---------   ---------   ---------
Total income (loss) from investment
 operations ................................        6.14               (4.96)          3.64        4.09        8.15       (1.82)
                                                ---------          ---------      ---------   ---------   ---------   ---------
Less distributions from net realized gain ..       (0.37)              (2.31)         (3.89)      (1.92)      (0.16)      (1.13)
                                                ---------          ---------      ---------   ---------   ---------   ---------
Net asset value, end of period .............    $   25.96          $   20.19      $   27.46   $   27.71   $   25.54   $   17.55
                                                =========          =========      =========   =========   =========   =========
TOTAL RETURN+ ..............................        30.72 %(1)        (18.88)         16.38 %     17.53 %     46.87 %     (8.88)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...................................         1.72 %(2)(3)       1.69 %(3)      1.68 %      1.69 %      1.77 %      1.78 %
Net investment loss ........................        (1.03)%(2)(3)      (0.98)%(3)     (1.21)%     (1.03)%     (1.04)%     (1.32)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....    $ 687,867          $ 596,834      $ 877,539   $ 799,201   $ 534,869    $340,169
Portfolio turnover rate ....................           82 %              178 %          154 %       149 %       114 %       160 %

-------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                             FOR THE PERIOD
                                                                FOR THE SIX             FOR THE YEAR         JULY 28, 1997*
                                                               MONTHS ENDED                ENDED                THROUGH
                                                              MARCH 31, 1999         SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $ 20.38                  $ 27.50              $ 24.62
                                                                  -------                  -------              -------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.02)                   (0.06)               (0.02)
 Net realized and unrealized gain (loss) ...............             6.32                    (4.75)                2.90
                                                                  -------                  -------              -------
Total income (loss) from investment operations .........             6.30                    (4.81)                2.88
                                                                  -------                  -------              -------
Less distributions from net realized gain ..............            (0.37)                   (2.31)                  --
                                                                  -------                  -------              -------
Net asset value, end of period .........................          $ 26.31                  $ 20.38              $ 27.50
                                                                  =======                  =======              =======
TOTAL RETURN+ ..........................................            31.22 %(1)              (18.26)%              11.70 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             0.86 %(2)(3)             0.94 %(3)            0.99 %(2)
Net investment loss ....................................            (0.17)%(2)(3)            (0.23)%(3)           (0.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $11,037                 $  5,822              $   978
Portfolio turnover rate ................................               82 %                    178 %                154 %
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $ 20.19                 $  27.46              $ 24.62
                                                                  -------                 ---------             --------
Income (loss) from investment operations:
 Net investment loss ...................................            (0.09)                   (0.23)               (0.05)
 Net realized and unrealized gain (loss) ...............             6.27                    (4.73)                2.89
                                                                  -------                 ---------             --------
Total income (loss) from investment operations .........             6.18                    (4.96)                2.84
                                                                  -------                 ---------             --------
Less distributions from net realized gain ..............            (0.37)                   (2.31)                  --
                                                                  -------                 ---------             --------
Net asset value, end of period .........................          $ 26.00                 $  20.19              $ 27.46
                                                                  =======                 =========             ========
TOTAL RETURN+ ..........................................            30.92 %(1)              (18.88)%              11.54 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................             1.44 %(2)(3)             1.69 %(3)            1.71 %(2)
Net investment loss ....................................            (0.75)%(2)(3)            (0.98)%(3)           (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $ 3,427                 $  2,185              $ 1,066
Portfolio turnover rate ................................               82 %                    178 %                154%

--------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                FOR THE PERIOD
                                                                  FOR THE SIX             FOR THE YEAR          JULY 28, 1997*
                                                                 MONTHS ENDED                 ENDED                THROUGH
                                                                MARCH 31, 1999         SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................            $20.44                   $ 27.51                $ 24.62
                                                                    ------                   -------                -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................                --                      0.01                 ( 0.01)
 Net realized and unrealized gain (loss) ...............              6.35                     (4.77)                  2.90
                                                                    ------                   -------                -------
Total income (loss) from investment operations .........              6.35                     (4.76)                  2.89
                                                                    ------                   -------                -------
Less distributions form net realized gain ..............             (0.37)                    (2.31)                    --
                                                                    ------                   -------                -------
Net asset value, end of period .........................            $26.42                   $ 20.44                $ 27.51
                                                                    ======                   =======                =======
TOTAL RETURN+ ..........................................             31.38 %(1)               (18.05)%                11.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              0.72 %(2)(3)              0.69 %(3)              0.70 %(2)
Net investment income (loss) ...........................             (0.03)%(2)(3)              0.02 %(3)             (0.20)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................            $4,948                   $ 3,291                $    22
Portfolio turnover rate ................................                82 %                     178 %                  154 %

--------------
*      The date shares were first issued.
++ The per share amount were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
DEVELOPING
GROWTH SECURITIES



[Graphic]



SEMIANNUAL REPORT
MARCH 31, 1999